UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds
 (Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

1-800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2016 (Unaudited)

		Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0% (a)	65,588,444
	TOTAL NET ASSETS - 100.0%	$65,588,444

Percentages are stated as a percent of net assets.
(a) $1,843,377 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
July 31, 2016 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
259	Cotton No. 2 Futures(b)
	Expiring December 2016 (Underlying Face Amount at Market Value $9,588,180)	1,126,679

54	Gold Futures(b)
	Expiring December 2016 (Underlying Face Amount at Market Value $7,330,500)	521,808

160	Natural Gas Futures(b)
	Expiring May 2017 (Underlying Face Amount at Market Value $4,857,600)	95,175

73	NY Harbor ULSD Futures(b)
	Expiring February 2017 (Underlying Face Amount at Market Value $4,308,956)	(365,670)

54	Silver Futures(b)
	Expiring September 2016 (Underlying Face Amount at Market Value $5,493,690)	750,127

95	Soybean Futures(b)
	Expiring March 2017 (Underlying Face Amount at Market Value $4,712,000)	(520,978)

216	Sugar No. 11 Futures(b)
	Expiring July 2017 (Underlying Face Amount at Market Value $4,446,490)	(7,200)

86	WTI Crude Oil Futures(b)
	Expiring June 2017 (Underlying Face Amount at Market Value $3,999,860)	(271,715)

		$1,328,226

(b) Contracts held by Direxion CTS Fund.

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2016 (Unaudited)
		Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0%(a)	31,679,447
	TOTAL NET ASSETS - 100.0%	$31,679,447

Percentages are stated as a percent of net assets.
(a) $1,105,802 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
July 31, 2016 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
15	Australian Dollar Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $1,138,650)	$24,469

17	Canadian Dollar Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $1,303,645)	(28,454)

119	Cotton No. 2 Futures(b)
	Expiring December 2016 (Underlying Face Amount at Market Value $4,405,380)	520,798

11	Euro FX Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $1,540,206)	(27,610)

26	Gold Futures(b)
	Expiring December 2016 (Underlying Face Amount at Market Value $3,529,500)	247,163

10	Japanese Yen Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $1,227,438)	58,469

73	Natural Gas Futures(b)
	Expiring May 2017 (Underlying Face Amount at Market Value $2,216,280)	43,870

34	NY Harbor ULSD Futures(b)
	Expiring February 2017 (Underlying Face Amount at Market Value $2,006,911)	(171,747)

25	Silver Futures(b)
	Expiring September 2016 (Underlying Face Amount at Market Value $2,543,375)	347,281

43	Soybean Futures(b)
	Expiring March 2017 (Underlying Face Amount at Market Value $2,132,800)	(239,318)

99	Sugar No. 11 Futures(b)
	Expiring July 2017 (Underlying Face Amount at Market Value $2,037,974)	(2,950)

28	U.S. 5 Year T-Note Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $3,416,438)	54,364

19	U.S. 10 Year T-Note Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $2,527,891)	65,093

7	U.S. Long T-Bond Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $1,221,063)	80,911

40	WTI Crude Oil Futures(b)
	Expiring June 2017 (Underlying Face Amount at Market Value $1,860,400)	(115,646)

		$856,693

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Short Futures Contracts
July 31, 2016 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
10	British Pound Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $827,938)	$(3,766)

47	Copper Futures(b)
	Expiring September 2016 (Underlying Face Amount at Market Value $2,610,263)	(146,463)

118	Corn Futures(b)
	Expiring September 2016 (Underlying Face Amount at Market Value $1,973,550)	41,930

31	Gasoline RBOB Futures(b)
	Expiring September 2016 (Underlying Face Amount at Market Value $1,717,859)	54,274

18	U.S. Dollar Index Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $1,718,838)	(29,968)

119	Wheat Futures(b)
	Expiring March 2017 (Underlying Face Amount at Market Value $2,738,488)	206,914

		$122,921

(b) Contracts held by Direxion MFS Fund.

Direxion Indexed CVT Strategy Fund
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 37.9%
3,037	iShares iBoxx $ High Yield Corporate Bond ETF	$259,390
	TOTAL INVESTMENT COMPANIES (Cost $247,196)	$259,390

SHORT TERM INVESTMENTS - 8.2%
Money Market Funds - 8.2%
56,000	Fidelity Institutional Government Portfolio Fund, 0.29%(a)	$56,000
	TOTAL SHORT TERM INVESTMENTS (Cost $56,000)(b)	$56,000

	TOTAL INVESTMENTS (Cost $303,196) - 46.1%	$315,390
	Other Assets in Excess of Liabilities - 53.9%	368,026
	TOTAL NET ASSETS - 100.0%	$683,416

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,000.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 3-7 Year Treasury Bond ETF	351	$44,301	(0.837)%	2/6/2017	$377
Credit Suisse International	iShares Russell 2000 ETF	1,540	176,322	(0.487)%	2/6/2017	10,698
Credit Suisse International	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,212	145,875	(0.837)%	2/6/2017	4,898
Credit Suisse International	SPDR S&P 500 ETF Trust	804	169,296	(0.837)%	2/6/2017	5,590
			$535,794			$21,563

The cost basis of investments for federal income tax purposes at July 31, 2016 (Unaudited) was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion Indexed Managed Futures Strategy Fund	Direxion Indexed CVT Strategy Fund
Cost of investments	$0	$0	$776,512
Gross unrealized appreciation	0	0	12,194
Gross unrealized depreciation	(0)	(0)	(473,316)
Net unrealized appreciation/(depreciation)	$0	$0	$(461,122)

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.
These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2016:

Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$1,328,226	$-	$-	$1,328,226

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$979,614	$-	$-	$979,614

Direxion Indexed CVT Strategy Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$56,000	$-	$-	$56,000
Investment Companies-Fixed Income	259,390	-	-	259,390
Other Financial Instruments*	-	21,563	-	21,563

For further detail on each asset class, see Schedules of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts.
Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)  /s/ Eric W. Falkeis
    Eric W. Falkeis,
    Principal Executive Officer

Date  September 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Eric W. Falkeis
 Eric W. Falkeis,
     Principal Executive Officer

Date  September 9, 2016

By (Signature and Title)* /s/ Patrick J. Rudnick
 Patrick J. Rudnick,
 Principal Financial Officer, Treasurer

Date  September 7, 2016

* Print the name and title of each signing officer under his or her signature.